Land, furniture and equipment - Net: Right-of-use assets of leasing assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average interest rates of the lessee applied to lease liabilities			9.04%
Current lease liabilities		$ 20,422
Corporate offices
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	5 years	5 years
Amount of monthly operating lease payments	$ 23,194	$ 437
Number of months rent for security deposit	2 months	2 months
Commercial vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	48 months	48 months
Percentage of default monthly interest rate in th event of nonpayment of lease payment	3.00%	3.00%